Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000129667 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000129667 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000129667 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129667 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129667 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129667 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129667 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129667 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129667 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129667 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129667 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000129667 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000129667 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000129667 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000129667 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129666 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000129666 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000129666 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129666 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129666 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129666 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129666 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000129666 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129666 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129666 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129666 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000129666 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000129666 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000129666 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000129666 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169044 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000169044 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000169044 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169044 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169044 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169044 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169044 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169044 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169044 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169044 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169044 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000169044 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000169044 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000169044 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000169044 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%